Schedule of recoverable indirect taxes, fees and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Recoverable indirect taxes, fees and contributions	R$ 1,259,932	R$ 1,230,801
Current portion	(354,620)	(374,015)
Non-current portion	905,312	856,786
Imposto Sobre Circulacao De Mercadorias Servicos [Member] | Indirect [Member]
Reserve Quantities [Line Items]
Recoverable indirect taxes, fees and contributions	1,216,912	1,188,018
Other Indirect Taxes [Member] | Indirect [Member]
Reserve Quantities [Line Items]
Recoverable indirect taxes, fees and contributions	R$ 43,020	R$ 42,783